DEFERRED REVENUE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue
Sales deposits		$ 453
Future delivery of buses	[1]		1,003
Future delivery of buses	[2]	1,929	2,190
Deferred revenue		2,382	3,193
Less: current portion		2,382	3,193
Long-term portion of deferred revenue

[1]	The Company has recognized deferred revenue and an intangible asset in relation to an agreement with a customer to provide buses in the future (Note 6). In 2017 the contract was modified to provide for one diesel powered bus to be delivered each year for 8 years. No buses have been delivered under this agreement. In late 2020 the Company concluded that it no longer had the obligation or intent to deliver three out of the eight buses. During the three months ended June 30, 2021 the Company came to an agreement with the customer to deliver three future buses. Subsequent to the agreement the Company concluded that it no longer had the obligation or intent to deliver the remaining two buses. As a result, the Company recorded $444 as revenue during the three months ended June 30, 2021. During the year ended December 31, 2022, the Company delivered the three remaining buses completing its obligation to the customer.
[2]	During the year ended December 31, 2022, the Company recognized deferred revenue in relation to a non-cash agreement with a customer in which the customer provided the Company with 8 used buses in exchange for 8 leased buses to be leased until the delivery of the 8 new buses are provided in 2023. As a result, the Company has recognized $127 as lease revenue (December 31, 2021: $14) and has a deferred revenue balance of $1,929 as at December 31, 2022.